Inventory - Schedule of Inventory (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Schedule of Inventory [Abstract]
Yarns			¥ 441,904
Less: provision for inventory obsolescence
Total			¥ 441,904